Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Provisions [Abstract]
Schedule of Provisions	Provisions comprise the following:
	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Provision for post sales client support and other provisions	75	63
	75	63

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions

The movement in the provision for post sales client support and other provisions is as follows:

(Dollars in millions)
Year ended March 31,
2018
Balance at the beginning	63
Translation differences	–
Provision recognized / (reversed)	22
Provision utilized	(10)
Balance at the end	75